Closure and Rehabilitation Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Closure and Rehabilitation Provisions [abstract]
Schedule of Closure and Rehabilitation Provisions

	Closure and rehabilitation provisions
	Caylloma Mine		San Jose Mine		Lindero Project	Total
Balance December 31, 2017		9,624		4,100	509		14,233
Changes in estimate		1,266		(624)	896		1,538
Reclamation expenditures		(559)		(123)	-		(682)
Accretion		469		361	22		852
Effect of foreign exchange changes		-		2	-		2
Balance December 31, 2018		10,800		3,716	1,427		15,943
Less: Current portion		682		159	-		841
Non-current portion		$10,118		$3,557	$1,427		$15,102

	Closure and rehabilitation provisions
		Caylloma Mine		San Jose Mine	Lindero Project		Total
Balance December 31, 2016January 1, 2017		$8,182		$4,822	$208		$13,212
Changes in estimate		1,761		(1,152)	301		910
Incurred and charged against the provision		(623)		(170)	-–		(793)
Accretion		304		380	- –		684
Effect of foreign exchange changes		-–		220	-–		220
Balance December 31, 2017		9,624		4,100	509		14,233
Less: Current portion		1,533		123	-–		1,656
Non-current portion	$	$ 8,091	$	$ 3,977	$509	$	$ 12,577

Schedule of Estimates Used in Closure and Rehabilitation Provisions

	Closure and rehabilitation provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Anticipated settlement date	2022 - 2027	2025 - 2037	2029 - 2042
Undiscounted uninflated estimated cash flow	$11,263	$4,991	$1,653	$17,907
Estimated life of mine (years)	10	6	14
Discount rate	4.37%	8.62%	2.87%
Inflation rate	2.00%	3.72%	2.20%